 VGOF-P6 07/26

SUPPLEMENT DATED JULY 31, 2026
TO THE SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH PUTNAM FUND LISTED IN SCHEDULE A

Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to each fund listed in Schedule A prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Resources”), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Resources (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreements between each fund’s investment manager (i.e., Franklin Advisers, Inc. or Putnam Investment Management, LLC, as applicable (each an “Investment Manager”)) and PAC with respect to the fund was transferred to TAML pursuant to assignment and assumption agreements (such sub-advisory agreements, as modified by the assignment and assumption agreements, the “New Sub-Advisory Contracts”). In connection with the Reorganization, the funds’ Trustees approved a New Sub-Advisory Contract between each Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the fund on the Effective Date.

The changes described above are not expected to change a fund’s investment strategy or the way in which the fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the fund, and will not result in an increase in the fees payable by the fund to the applicable Investment Manager.

All changes described below are effective as of the Effective Date:

I. All references to “The Putnam Advisory Company, LLC” in each fund’s Summary Prospectus and Prospectus are removed and replaced with “Templeton Asset Management Ltd.”, and all references to “PAC” in each fund’s Summary Prospectus and Prospectus are removed and replaced with “TAML”.

II. Each fund’s Prospectus is updated to reflect that TAML is located at 2 Central Boulevard, #34-01 IOI Central Boulevard Towers, West Tower, Singapore 018916.

III. All references to “The Putnam Advisory Company, LLC” in each fund’s SAI are removed and replaced with “Templeton Asset Management Ltd.”, and all references to “PAC” in each fund’s SAI are removed and replaced with “TAML”, except in each case where Putnam Investments, LLC is being referred to as the previous parent company to PAC, in which case the reference to PAC is removed and not replaced with TAML.

SCHEDULE A

Fund	Date of Summary Prospectus (as applicable), Prospectus and SAI

Putnam Asset Allocation Funds
Franklin Dynamic Asset Allocation Growth Fund	February 1, 2026
Franklin Dynamic Asset Allocation Balanced Fund	February 1, 2026
Franklin Dynamic Asset Allocation Conservative Fund	February 1, 2026
Franklin Multi-Asset Income Fund	January 1, 2026

Putnam Focused International Equity Fund
Putnam Focused International Equity Fund	March 1, 2026

Fund	Date of Summary Prospectus (as applicable), Prospectus and SAI

Putnam Funds Trust
Franklin Dynamic Asset Allocation Equity Fund	October 1, 2025
Putnam International Value Fund	November 1, 2025
Putnam Emerging Markets Equity Fund	January 1, 2026
Putnam Focused Equity Fund	January 1, 2026
Putnam Global Technology Fund	January 1, 2026

Putnam Global Health Care Fund
Putnam Global Health Care Fund	January 1, 2026

Putnam Investment Funds
Putnam International Small Cap Fund	January 1, 2026

Putnam International Equity Fund
Putnam International Equity Fund	November 1, 2025

Putnam Variable Trust
Putnam VT Emerging Markets Equity Fund	May 1, 2026
Putnam VT Focused International Equity Fund	May 1, 2026
Putnam VT Global Asset Allocation Fund	May 1, 2026
Putnam VT Global Health Care Fund	May 1, 2026
Putnam VT International Equity Fund	May 1, 2026
Putnam VT International Value Fund	May 1, 2026

Please retain this supplement for future reference.